Financial Risk Management - Disclosure of Financial Risk Management (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Non-derivatives Borrowings	$ 21,697	$ 52,072	$ 75,416
Non-derivatives Trade payables	23,580	21,143	19,221
Non-derivatives Total	45,277	73,215	94,637
Derivatives Gross future cash settlement on forward currency contracts - inflow	32,912	48,308	49,833
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(34,395)	(50,396)	(54,021)
Derivatives Total	(1,483)	(2,088)	(4,188)
0 - 30 Days [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Non-derivatives Borrowings	1,329	24,677	56,333
Non-derivatives Trade payables	23,580	21,143	19,221
Non-derivatives Total	24,908	45,820	75,554
Derivatives Gross future cash settlement on forward currency contracts - inflow	18,325	13,577	2,078
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(19,212)	(13,950)	(2,250)
Derivatives Total	(887)	(373)	(172)
Between One Month and Three Months [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Non-derivatives Borrowings	184	148	129
Non-derivatives Trade payables
Non-derivatives Total	184	148	129
Derivatives Gross future cash settlement on forward currency contracts - inflow	9,610	13,836	9,900
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(10,061)	(14,453)	(11,326)
Derivatives Total	(451)	(617)	(1,426)
Between Three Months and One Year [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Non-derivatives Borrowings	20,184	27,247	18,631
Non-derivatives Trade payables
Non-derivatives Total	20,184	27,247	18,631
Derivatives Gross future cash settlement on forward currency contracts - inflow	4,976	20,895	37,855
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(5,121)	(21,993)	(40,445)
Derivatives Total	(145)	(1,098)	(2,590)
Between One Year and Five Years [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Non-derivatives Borrowings			323
Non-derivatives Trade payables
Non-derivatives Total			323
Derivatives Gross future cash settlement on forward currency contracts - inflow
Derivatives Gross future cash settlement on forward currency contracts - (outflow)
Derivatives Total